Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	MIND CTI LTD
Trading Symbol	MNDO
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,124,326
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F of MIND C.T.I. Ltd. (the “Company”) for the year ended December 31, 2022, filed on March 14, 2023 (the “Annual Report”), is being filed solely for the purpose of adding the report of the independent registered public accounting firm that audited the Company’s consolidated financial statements as of, and for the two years ended, December 31, 2021 (the “Report”), which was inadvertently omitted from the original filing.This Amendment consists of a cover page, this explanatory note, the financial statements referenced in Item 18 (with the addition of the Report and resulting renumbering of the “F” pages), Item 19, the signature page and the Exhibits (as updated to include new certifications of our Chief Executive Officer and Chief Financial Officer).Other than as expressly set forth above, this Amendment does not amend the information in any other item of the Annual Report or reflect any events that have occurred after the Annual Report was originally filed.
Entity Central Index Key	0001119083
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-31215
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Postal Zip Code	2066724
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1375
Auditor Name	Fahn Kanne & Co. Grant Thornton Israel
Auditor Location	Tel-Aviv
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Postal Zip Code	2066724
Entity Address, Country	IL
Contact Personnel Name	Arie Abramovich
City Area Code	+972
Local Phone Number	-4-9936666
Contact Personnel Email Address	investor@mindcti.com